Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
5.	Cash and cash equivalents

	December 31, 2023	December 31, 2024
Cash on hand and petty cash	$11,775	24,719
Checking accounts and demand deposits	3,018,523	3,622,037
	$3,030,298	3,646,756

a)	The Group transacts with a variety of financial institutions all with high credit quality to disperse credit risk, so it expects that the probability of counterparty default is remote.

b)	No cash and cash equivalents of the Group were pledged to others.